POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 26, 2010 TO THE PROSPECTUS
DATED FEBRUARY 26, 2010 OF:

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced NFA Global Asset Portfolio
PowerShares Autonomic Growth NFA Global Asset Portfolio
(the "Funds")

Effective April 23, 2010, John Browning is no longer responsible for the day-to-day management of the Funds. Therefore, all references to John Browning are hereby deleted.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-11 4/26/10

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 26, 2010 TO THE STATEMENT OF|
ADDITIONAL INFORMATION DATED FEBRUARY 26, 2010 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced NFA Global Asset Portfolio
PowerShares Autonomic Growth NFA Global Asset Portfolio
PowerShares Build America Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares High Yield Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio,
PowerShares Preferred Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio
(the "Funds")

Effective April 23, 2010, John Browning is no longer responsible for the day-to-day management of the PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio. Therefore, all references to John Browning are hereby deleted.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-9 4/26/10

POWERSHARES EXCHANGE-TRADED FUND TRUST II SUPPLEMENT DATED APRIL 26, 2010 TO THE PROSPECTUS DATED MARCH 30, 2010 OF:

PowerShares S&P SmallCap Consumer Discretionary Portfolio
PowerShares S&P SmallCap Consumer Staples Portfolio
PowerShares S&P SmallCap Energy Portfolio
PowerShares S&P SmallCap Financials Portfolio
PowerShares S&P SmallCap Health Care Portfolio
PowerShares S&P SmallCap Industrials Portfolio
PowerShares S&P SmallCap Information Technology Portfolio
PowerShares S&P SmallCap Materials Portfolio
PowerShares S&P SmallCap Utilities Portfolio
(the "Funds")

Effective April 23, 2010, John Browning is no longer responsible for the day-to-day management of the Funds. Therefore, all references to John Browning are hereby deleted.

P-SCS-PRO-STK-1 4/26/10

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 26, 2010 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 30, 2010 OF:

PowerShares S&P SmallCap Consumer Discretionary Portfolio
PowerShares S&P SmallCap Consumer Staples Portfolio
PowerShares S&P SmallCap Energy Portfolio
PowerShares S&P SmallCap Financials Portfolio
PowerShares S&P SmallCap Health Care Portfolio
PowerShares S&P SmallCap Industrials Portfolio
PowerShares S&P SmallCap Information Technology Portfolio
PowerShares S&P SmallCap Materials Portfolio
PowerShares S&P SmallCap Utilities Portfolio
(the "Funds")

Effective April 23, 2010, John Browning is no longer responsible for the day-to-day management of the Fund. Therefore, all references to John Browning are hereby deleted.

P-SCS-SOAI-STK 4/26/10

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 26, 2010 TO THE PROSPECTUS
DATED JANUARY 25, 2010 (THE "PROSPECTUS") OF:

PowerShares CEF Income Composite Portfolio (the "Fund")

Effective April 23, 2010, John Browning is no longer responsible for the day-to-day management of the Fund. Therefore, all references to John Browning are hereby deleted. Effective April 26, 2010, Jeffrey W. Kernagis is a portfolio manager of the Fund.

***

The chart in the section titled "Summary Information—Management of the Fund" is hereby deleted and replaced with the following:

Name	Title with Adviser/Trust	Date Began Managing The Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	Since inception

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	Since inception

Jeffrey W. Kernagis	Vice President and Portfolio Manager of the Adviser	Since April 2010

***

The fourth through eighth paragraphs of the section titled "Management of the Fund" are hereby deleted and replaced with the following:

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of the Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (with Mr. Hubbard, the "Portfolio Managers") who are responsible for the day-to-day management of the Fund. Mr. Hubbard receives management assistance from Michael Jeanette and Jeffrey W. Kernagis. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Portfolio Managers

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. Mr. Hubbard has served as portfolio manager of other PowerShares Funds since 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Prior to joining the Adviser, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005.

Michael Jeanette is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. Mr. Jeanette has served as portfolio manager of other PowerShares Funds since 2007. Prior to joining the Adviser in 2007, Mr. Jeanette was a trust advisor and GM of Chicago based Richard Lamb, LLC from 1998 to 2007.

Jeffrey W. Kernagis is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since April 2010. Mr. Kernagis has served as portfolio manager for other PowerShares Funds since 2007. Prior to joining the Adviser in 2007, Mr. Kernagis was a Portfolio Manager at Claymore Securities, Inc. from October 2005 to September 2007. Prior to that, Mr. Kernagis was a Senior Trader at Mid-States Corporate Federal Credit Union from January 2004 to October 2005 and a Vice President of Institutional Futures Sales at ABN Amro, Inc. from March 1994 to February 2003.

P-PCEF-PRO-STK-1 4/26/10

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 26, 2010 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED JANUARY 25, 2010
(THE "SAI") OF:

PowerShares CEF Income Composite Portfolio (the "Fund")

Effective April 23, 2010, John Browning is no longer responsible for the day-to-day management of the Fund. Therefore, all references to John Browning are hereby deleted. Effective April 26, 2010, Jeffrey W. Kernagis is a portfolio manager of the Fund.

***

The first through fifth paragraphs of the section titled "Management—Portfolio Managers" are hereby deleted and replaced with the following:

The Adviser uses a team of portfolio managers (the "Portfolio Managers"), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's resources. Peter Hubbard oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees the team of the Portfolio Managers responsible for the day-to-day management of the funds. Mr. Hubbard receives management assistance from Michael Jeanette and Jeffrey W. Kernagis.

As of April 21, 2010, in addition to 43 funds of the Trust, Mr. Hubbard managed 63 portfolios of exchange-traded funds in the Fund Family with a total of approximately $16.0 billion in assets, no other pooled investment vehicles and 19 exchange-traded funds traded in Europe with approximately $1.0 billion in assets.

As of April 21, 2010 in addition to 13 funds of the Trust, Mr. Jeanette managed 57 portfolios of exchange-traded funds in the Fund Family with a total of approximately $7.6 billion in assets and no other pooled investment vehicles.

As of April 21, 2010, in addition to nine funds of the Trust, Mr. Kernagis managed three portfolios of exchange-traded funds in the Fund Family with a total of approximately $5.5 billion in assets, no other pooled investment vehicles and one exchange-traded fund traded in Europe with approximately $96 million in assets.

Although the funds that are managed by the Portfolio Managers may have different investment strategies, each has a portfolio objective of replicating its underlying index. The Adviser does not believe that management of the different funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Committee. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers. As of April 21, 2010, Messrs. Hubbard, Jeanette and Kernagis did not own any securities of the Fund.

Please Retain This Supplement For Future Reference.

P-PCEF-SOAI-STK-1 4/26/10